EARNINGS PER SHARE - Additional Items Excluded or Included in Diluted Earnings Calculations (Details) - shares		12 Months Ended
	Feb. 17, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options
Earnings per share [line items]
Stock options that were anti-dilutive and not included in diluted earnings per share calculations (in shares)		505,812	242,918	0
PSUs
Earnings per share [line items]
The effect of PSUs included in diluted earnings per share calculations (in shares)	0			885,879